Debt - Components of Long-term Debt - Footnote L (Parenthetical) (Detail)		12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 Revolving Credit Facility [Member]	Sep. 26, 2014 Revolving Credit Facility [Member] USD ($)	Sep. 26, 2014 Five Year Portion [Member] USD ($)	Sep. 26, 2014 One Year Plus One Year Term Out Portion [Member] USD ($)	Dec. 31, 2014 Letter of Credit [Member] CAD	Dec. 31, 2013 Letter of Credit [Member] CAD
Debt Instrument [Line Items]
Credit total available amount			$ 2,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Weighted average interest rate of credit facilities		2.94%
Letters of credit drawn						412,000,000
Maximum capacity under credit facility						600,000,000
Restricted cash and cash equivalents	411,000,000					0	411,000,000